UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
 Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

Item 1.   Reports to Stockholders.

YieldShares
High Income ETF
Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	17
Trustees and Officers of the Trust	18
Disclosure of Fund Expenses	21
Notice to Shareholders	22
Supplemental Information	23

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares
High Income ETF
Management Discussion of Fund Performance

December 31, 2013 (Unaudited)

YieldShares High Income Exchange Traded Fund

Dear YYY Shareholders,

Thank you for your investment in the YieldShares High Income ETF (Symbol: YYY (the “Fund”)). The information presented in this Report relates to the operations of YYY for the fiscal period ended December 31, 2013.

The YieldShares High Income ETF began 2013 as the Sustainable North American Oil Sands ETF (Symbol: SNDS). SNDS exhibited performance from January 1, 2013 through June 20, 2013 of approximately -0.46% but failed to attract the amount of assets necessary to make the economics of continued operations viable. Because of that reason the Fund’s Board of Trustees authorized a change in the index of the Fund. On June 21, 2013, the Sustainable North American Oil Sands ETF formally changed its underlying index to the ISE High Income™ Index, subsequently changing the Fund’s name to the YieldShares High Income ETF (YYY).

As a reminder, the YieldShares High Income ETF (YYY) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the ISE High Income Index. The index is comprised of 30 closed-end funds (CEFs) ranked highest overall by the ISE in three criteria: fund yield, discount to net asset value and liquidity. The index reconstitutes once a year.

Since the Fund changed its underlying index to the ISE High Income Index and subsequently changed the Fund’s name to the YieldShares High Income ETF (YYY) on June 21, 2013 the Fund has experienced positive growth in shares outstanding. As of December 31, 2013, YYY had grown from 50,000 shares to 900,000 shares outstanding. We believe this reflects increased awareness and acceptance of a new fund in the investment marketplace.

The largest contributor to return was the Eaton Vance Enhanced Equity Income Fund II, also the best performing security, gaining 21.31% during the period and contributing 96 bps to the return of the Fund. The second largest positive contributor was the Blackrock Global Opportunities Equity Trust, gaining 16.20% during the period and contributing 71 bps to the return of the Fund. The third largest positive contributor was the Blackrock International Growth Fund, the second best performing security, gaining 16.24% and contributing 70 bps to the return of the Fund.

The worst performing security during the period was the Nuveen Diversified Currency Opportunities Fund, declining 3.00% and also the largest negative contributor to return, detracting 8 bps from the return of the Fund. The second worst performing security was the Gamco Global Gold Natural Resources & Income Trust, declining 2.87% and also the largest negative contributor to return, detracting 8 bps from the return of the Fund.

In 2013 YYY’s share price also experienced growth. YYY’s shares priced at $22.17 at the close of June 21, 2013 and rose to $23.16 at the close of December 31, 2013. This represented capital appreciation of 4.47%. While YYY’s primary investment objective is to produce high current income, we are pleased with the capital appreciation that occurred in 2013.

YYY began distributing income to shareholders on a monthly basis in late August of 2013. The Fund continued its monthly distributions through the end of the year. The Fund’s 30-Day SEC Yield (see definition below) was 7.67% as of the close of markets on December 31, 2013. For the fiscal year ended December 31, 2013, $0.21 per share of the Fund’s distributions was return of capital.

We appreciate your investment in the YieldShares High Income ETF.

Sincerely,

Christian Magoon
Chief Executive Officer
YieldShares LLC

30-Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons among bond funds. It is based on the most recent month end. This figure reflects the interest earned during the period after deducting the Fund’s expenses for the period.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

YieldShares
High Income ETF
Management Discussion of Fund Performance

December 31, 2013 (Unaudited) (Concluded)

Growth of a $10,000 Investment
(at Net Asset Value)

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2013
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
YieldShares High Income ETF	8.43%‡	9.57%‡	16.82%‡	17.09%‡
ISE High Income Index®	9.62%‡	9.62%‡	11.21%‡	11.21%‡

*	Fund commenced operations on June 11, 2012.

‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 21, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the Sustainable North American Oil Sands Index®. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

YieldShares
High Income ETF
Schedule of Investments

December 31, 2013

Sector Weightings (Unaudited)†

†	Percentages based on total investments.

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.4%
Asset Allocation — 18.1%
BlackRock Real Asset Equity Trust	77,019	$670,836
BlackRock Resources & Commodities Strategy Trust	66,853	774,826
Calamos Global Dynamic Income Fund	58,721	526,727
Clough Global Opportunities Fund	56,305	735,906
GAMCO Global Gold Natural Resources & Income Trust	66,817	602,689
Nuveen Diversified Currency Opportunities Fund	45,175	455,364
		3,766,348
Equity — 58.9%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	55,163	976,937
BlackRock Enhanced Capital and Income Fund	69,307	947,427
BlackRock Enhanced Equity Dividend Trust	119,109	945,726
BlackRock Global Opportunities Equity Trust	65,160	974,794
BlackRock International Growth and Income Trust	116,430	946,576
Eaton Vance Enhanced Equity Income Fund II	79,853	1,037,291
Eaton Vance Risk-Managed Diversified Equity Income Fund	82,035	924,534
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	80,010	968,121
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	68,559	960,512
Eaton Vance Tax-Managed Diversified Equity Income Fund	91,347	997,509

Description	Shares	Fair Value
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	97,093	$970,930
ING Global Equity Dividend & Premium Opportunity Fund	99,240	888,198
Nuveen Equity Premium Opportunity Fund	58,672	742,201
		12,280,756
Fixed Income — 22.4%
AllianceBernstein Income Fund	105,578	752,771
BlackRock Credit Allocation Income Trust	29,236	381,822
Eaton Vance Limited Duration Income Fund	16,354	250,216
First Trust High Income Long/Short Fund	31,865	548,715
Invesco Dynamic Credit Opportunities Fund	28,638	369,430
Nuveen Credit Strategies Income Fund	45,974	447,327
Nuveen Preferred Income Opportunities Fund	77,007	683,052
PIMCO Corporate & Income Opportunity Fund	16,281	281,010
PIMCO High Income Fund	50,590	589,374
PIMCO Income Strategy Fund II	16,659	165,757
Wells Fargo Advantage Income Opportunities Fund	22,558	207,082
		4,676,556
Total Closed-End Funds
(Cost $20,272,584)		20,723,660

Total Investments — 99.4%
(Cost $20,272,584)		$20,723,660

Percentages are based on Net Assets of $20,845,202.

As of December 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended December 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the year ended December 31, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Assets and Liabilities

December 31, 2013

Assets:
Investments at Cost	$20,272,584
Investments at Fair Value	$20,723,660
Cash	44,653
Dividends Receivable	84,464
Total Assets	20,852,777

Liabilities:
Payable Due to Investment Adviser	7,575
Total Liabilities	7,575

Net Assets	$20,845,202

Net Assets Consist of:
Paid-in Capital	$20,400,746
Accumulated Net Realized Loss on Investments	(6,620)
Net Unrealized Appreciation on Investments	451,076
Net Assets	$20,845,202

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	900,000
Net Asset Value, Offering and Redemption Price Per Share	$23.16

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statements of Operations

For the periods ended December 31, 2013 and April 30, 2013

	December 31, 2013(2)	April 30, 2013(1)
Investment Income:
Dividend Income	$275,409	$34,775
Less: Foreign Taxes Withheld	(1,065)	(3,245)
Total Investment Income	274,344	31,530

Expenses:
Management Fees	21,758	6,120
Total Expenses	21,758	6,120

Net Investment Income	252,586	25,410

Net Realized and Unrealized Gains (Loss) on Investment:
Net Realized Gain on Investments	117,898	171,111
Capital Gains Distributions from Underlying Closed-End Funds	41,381	—
Net Realized Loss on Foreign Currency Transactions	(806)	(523)
Net Change in Unrealized Appreciation on Investments	304,051	147,025
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(5)	5
Net Realized and Unrealized Gain on Investments	462,519	317,618

Net Increase in Net Assets Resulting from Operations	$715,105	$343,028

(1)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(2)	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31 (See Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statements of Changes in Net Assets

	Period Ended December 31, 2013(2)	Period Ended April 30, 2013(1)
Operations:
Net Investment Income	$252,586	$25,410
Net Realized Gain on Investments and Foreign Currency Transactions	158,473	170,588
Net Unrealized Appreciation on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	304,046	147,030
Net Increase in Net Assets Resulting from Operations	715,105	343,028

Distributions to Shareholders:
Investment Income	(261,546)	(23,757)
Capital Gains	(86,046)	(28,800)
Return of Capital	(101,782)	—
Total Distributions to Shareholders	(449,374)	(52,557)

Capital Share Transactions:
Issued In-Kind	20,523,000	2,000,000
Redeemed	(1,108,500)	(1,125,500)
Increase in Net Assets from Capital Share Transactions	19,414,500	874,500

Total Increase in Net Assets	19,680,231	1,164,971

Net Assets:
Beginning of Period	1,164,971	—
End of Period (Includes Undistributed Net Investment Income of $— and $—)	$20,845,202	$1,164,971

Share Transactions:
Issued In-Kind	900,000	100,000
Redeemed	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	850,000	50,000

(1)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(2)	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013 the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Financial Highlights

For the period ended December 31, 2013 and the period ended April 30, 2013

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
YieldShares High Income ETF
2013‡	$23.30	$0.89	$0.10	$0.99	$(0.85)	$(0.07)	$(0.21)	$(1.13)	$23.16	4.40%	$20,845	0.50%(4)(6)	5.80%(4)(6)	0%
2013(3)	$20.00	$0.41	$3.95	$4.36	$(0.48)	$(0.58)	$(—)	$(1.06)	$23.30	21.93%	$1,165	0.50%(4)	2.07%(4)	42%

*	Per share data calculated using average shares method.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)
Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)
These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 6 investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013 the Fund changed its name, underlying index and investment objective. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the Sustainable North American Oil Sands Index®. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”) is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. The previous fiscal year end was April 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period May 1, 2013 to December 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period May 1, 2013 to December 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of December 31, 2013:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$1,158,000	$500

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective June 21, 2013, under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee. Prior to June 21, 2013, the annual fee rate was 0.055%.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the periods ended April 30, 2013 and December 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period May 1, 2013 to December 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
YieldShares High Income ETF	$33,323	$176,885

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period May 1, 2013 to December 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$20,550,713	$1,105,135	$90,563

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences relating to foreign currency, reallocation of dividend incomes from underlying funds, partnership and redemption in-kind transactions have been reclassified to/from the following accounts during the period May 1, 2013 to December 31, 2013.

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain	Decrease Paid–in-Capital
$110,742	$(106,084)	$(4,658)

The reclassifications have no impact on NAV per share.

The tax character of dividends and distributions declared during the periods ended April 30, 2013 and December 31, 2013 were as follows:

YieldShares High Income ETF	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2013(1)	$282,157	$65,435	$101,782	$449,374
2013(2)	52,557	—	—	52,557

(1)	For the period May 1, 2013 to December 31, 2013.

(2)	For the period June 1, 2012 (commencement of operations) to April 30, 2013.

As of December 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

YieldShares High Income ETF
Post October Losses	$(190)
Unrealized Appreciation	444,646
Total Distributable Earnings	$444,456

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
YieldShares High Income ETF	$20,279,014	$491,020	$(46,374)	$444,646

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the

Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

YieldShares
High Income ETF
Notes to the Financial Statements

December 31, 2013 (Concluded)

7. OTHER

At December 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

YieldShares
High Income ETF
Report of Independent Registered Public Accounting Firm

December 31, 2013

To the Shareholders of YieldShares High Income ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of YieldShares High Income ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of December 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the periods May 1, 2013 to December 31, 2013 and June 11, 2012 (commencement of operations) to April 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of YieldShares High Income ETF as of December 31, 2013, and the results of its operations and changes in its net assets, and the financial highlights for the periods May 1, 2013 to December 31, 2013 and June 11, 2012 (commencement of operations) to April 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 28, 2014

YieldShares
High Income ETF
Trustees and Officers of the Trust

December 31, 2013 (Unaudited)

The following chart lists Trustees and Officers as of December 31, 2013.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	6	ETF Series Solutions (1) – Trustee
Independent Trustees
Gary L. French c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2011	State Street Bank, US Investor Services – Fund Administration 2002 to 2010 – Senior Vice President	6	Exchange Traded Concepts Trust II – Trustee

YieldShares
High Income ETF
Trustees and Officers of the Trust

December 31, 2013 (Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (70 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	6	Exchange Traded Concepts Trust II – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (63 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 – President	6	New Mountain Finance Corp.; Exchange Traded Concepts Trust II – Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (57 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	6	None

YieldShares
High Income ETF
Trustees and Officers of the Trust

December 31, 2013 (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (34 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)
T.S. Phillips Investments, Inc., 2004 –Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President
ETF Series Solutions (1) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (52 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present – Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II – Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (51 years old)	Assistant Treasurer	Since 2011
Director, Fund Accounting, SEI Investments Global Fund Services, 2011 to present, 1997 to 2005; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009; Director, Portfolio Accounting, SEI Investments Global Fund Services, 2005 to 2006
None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (44 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Fund Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None
Carolyn Mead c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (56 years old)	Assistant Secretary	Since 2009	Counsel, SEI Investments, 2007 to present	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

YieldShares
High Income ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF(1)
Actual Fund Return	$1,000.00	$1,025.20	0.50%	$2.55
Hypothetical 5% Return	$1,000.00	$1,022.68	0.50%	$2.55

(1)	Formerly, Sustainable North American Oil Sands ETF.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half period shown).

YieldShares
High Income ETF
Notice to Shareholders

(Unaudited)

For shareholders that do not have a December 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended December 31, 2013, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
YieldShares High Income ETF	22.65%	14.56%	62.79%	100.00%	31.20%	49.37%	0.00%	0.00%	100.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

YieldShares
High Income ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-AR-001-0100

Item 2.   Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Gary French is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.   Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended December 2013			Fiscal Year Ended April 2013
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$15,100	$0	N/A	$13,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$3,500	$0	$0	$0	$3,000	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year Ended December 2013	Fiscal Year Ended April 2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2013 were $xxxx.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

	By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 10, 2014

	By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: March 10, 2014